Note 24 (Tables)	6 Months Ended
Jun. 30, 2021
Post Employment And Other Employee Benefit Commitments [Abstract]
Consolidated Income Statement Impact [Table Text Block]
The amounts relating to post-employment benefits charged to the condensed consolidated income statement are as follows:

Condensed consolidated income statement impact (Millions of Euros)
	Notes	June 2021	June 2020
Interest income and expense		22	24
Personnel expense		64	66
Defined contribution plan expense	39.1	37	40
Defined benefit plan expense	39.1	27	26
Provisions, net	41	90	145
Total: expense (income)		177	236